Risks and concentration (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Schedule of concentration of risk

Customers which contributed more than 10% of total revenue are as below:

	For the six months ended June 30,
	2025	2026
	(percentage of total revenue)
Customer A	*	97.5%
Customer B	38.6%	*
Customer C	25.8%	*
Customer D	19.1%	*

Customer A is a related party of the Group. See Note 15.

*	Less than 10%.